Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Suppliers	$ 20,678	$ 10,887
Accounts payable	$ 35,080	12,863
Accounts payable settlement days	90 days
Other related parties
Disclosure of transactions between related parties [line items]
Related party payables	$ 14,402	1,976
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Related party payables	9,684	902
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Related party payables	1,888	404
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Related party payables	1,076	338
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Related party payables	785	0
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Related party payables	625	2
Other related parties | Amounts due to a port agent - related party
Disclosure of transactions between related parties [line items]
Related party payables	257	42
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Related party payables	62	230
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Related party payables	$ 25	$ 58